SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax benefit at statutory U.S. federal rate	(21.00%)
State income taxes, net of federal benefit	(0.95%)
Stock-based compensation	60.00%
Non-deductible derivative liability change	40.00%
Change in valuation allowance	2100.00%
Total tax expense